Warrants from Public Offering	12 Months Ended
Dec. 31, 2021
Disclosureof Warrants [Abstract]
Warrants from Public Offering

30. Warrants from Public Offering

On February 21, 2017, the Company completed a public offering (the “February 2017 Offering”) of 10,000,000 (pre-merger) common shares with a nominal value of CHF 0.40 each and 10,000,000 (pre-merger) warrants, each warrant entitling its holder to purchase 0.70 of a common share. The net proceeds to the Company from the February 2017 Offering were approximately CHF 9.1 million ($ 9.1 million), after deducting underwriting discounts and other estimated offering expenses payable by us. The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

The underwriter was granted a 30-day option to purchase up to 1,500,000 (pre-merger) additional common shares and/or 1,500,000 (pre-merger) additional warrants. On February 15, 2017, the underwriter partially exercised its 30-day option to purchase additional common shares and/or warrants in the amount of 1,350,000 (pre-merger) warrants.

Consequently, the Company issued warrants to purchase up to 7,945,000 (pre-merger) of its common shares at an exercise price of $ 1.20 per share. The warrants are exercisable during a five-year period beginning on date of issuance. The fair value calculation of the warrants is based on the Black-Scholes option price model. Assumptions are made regarding inputs such as volatility and the risk-free rate in order to determine the fair value of the warrant. If a warrant is exercised, the Company will receive variable proceeds because the Company’s functional currency is CHF and the exercise price is in USD, which results in the warrants being considered liability instruments. Therefore, the warrants were assigned fair values using the Black-Scholes model. The residual value was assigned to the common share sold along with each warrant in accordance with IAS 32 Financial instruments. The gross proceeds from the February 2017 offering were CHF 9,998,305 of which CHF 5,091,817 (fair value as of February 21, 2017) was assigned to the warrants and CHF 4,906,488 was assigned to equity.

As of December 31, 2021, the outstanding warrants issued in the 2017 February Offering are exercisable for up to 39,725 common shares at an exercise price of $240.00. As of December 31, 2021, the fair value of the warrants amounted to CHF 0.00 (2020: CHF 0.00). As the fair value remained unchanged, no revaluation gain or loss resulted for the year ended December 31, 2021.

On January 30, 2018, the Company issued warrants in connection with a direct offering of 62,499 common shares, each warrant entitling its holder to purchase 0.6 common shares at an exercise price of $100.00 per common share. As of December 31, 2021, the outstanding warrants issued in such offering were exercisable for up to 37,501 common shares at an exercise price of $100.00 per common share. As of December 31, 2021 the fair value of the warrants amounted to CHF 1,233 (2020: CHF 6,318). The revaluation gain of the derivative for the twelve months ended December 31, 2021 amounted to CHF 5,085 (2020: revaluation loss of CHF 1,965). Since its initial recognition on January 30, 2018, the fair value of the warrants has decreased by CHF 2,482,514 resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF 2,483,747).

On July 17, 2018, the Company issued Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares in connection with the July 2018 Registered Offering of 897,435 common shares, each warrant entitling its holder to purchase one common share at an original exercise price of CHF 7.80 per common share. Revaluation gain/(loss) show the changes in fair value of the outstanding Series B warrant issued in connection with this offering.

As of December 31, 2019, 145,226 Series A warrants were exercised for an aggregate amount of CHF 1,132,762 and 143,221 Series B warrants were exercised for an aggregate amount of CHF 1,117,125.

As of December 31, 2019, 143,221 Series B exercised warrants were subject to revaluation at the time that they were exercised and the fair value amounted to CHF 3,005,348. Since its initial recognition on July 17, 2018 the fair value of the warrants has increased by CHF 2,433,099, resulting in a loss in the corresponding amounts (fair value as of July 17, 2018: CHF 572,249). On June 18, 2020, the Series B warrants expired without further warrants being exercised.

Due to the expiry on June 18, 2020, no Series B warrants were outstanding and subject to revaluation on December 31, 2021 and 2020. Accordingly, there was no revaluation gain or loss on these warrants for the year ended December 31, 2021 and 2020.